Compensation Plans (Schedule Of Outstanding Stock Appreciation Rights) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2011 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2011 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2011 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2011 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] U.S. Dollar Denominated [Member] USD ($)	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] U.S. Dollar Denominated [Member] USD ($)	Dec. 31, 2012 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2011 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2011 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, Beginning of Year	19,390	14,240	3,935	8,214	7,879	9,108	5,751	8,940	1,973	2,187	1,641	2,159	12,645	4,719	2,710	3,018	2,282	3,006
Granted	1,514	9,628											482	8,550
Exercised - SARs	(17)	(3,327)	(1,788)	(4,081)		(505)	(2,188)	(2,758)		(55)	(591)	(434)	(29)	(121)		(82)	(835)	(550)
Exercised - Options		(39)	(8)	(56)			(12)	(3)
Forfeited	(1,704)	(1,112)	(84)	(142)	(779)	(724)	(314)	(428)	(130)	(159)	(23)	(84)	(933)	(503)	(255)	(226)	(128)	(174)
Expired	(2,015)		(30)		(2,221)		(32)
Outstanding, Number, End of Year	17,168	19,390	2,025	3,935	4,879	7,879	3,205	5,751	1,843	1,973	1,027	1,641	12,165	12,645	2,455	2,710	1,319	2,282
Exercisable, End of Year	8,133	6,259	2,025	3,203	4,879	6,449	3,205	4,319	1,843	1,581	1,027	1,256	4,685	1,246	2,455	1,965	1,319	1,537
Outstanding, Weighted Average Exercise Price, Beginning of Year	28.79	30.89	29.49	27.81	31.50	31.46	28.60	28.49	33.81	33.86	30.73	30.67	$ 26.78	$ 30.73	32.07	32.01	28.88	28.96
Grants, Weighted Average Exercise Price	20.99	25.13											$ 20.54	$ 24.91
Exercised - SARs, Weighted Average Exercise Price	20.99	26.08	29.14	26.17		29.32	28.33	28.22		28.58	29.69	30.02	$ 20.88	$ 30.74		29.04	29.46	29.33
Exercised - options, Weighted Average Exercise Price		25.45	26.69	23.10		29.04	26.61	26.62
Forfeited, Weighted Average Exercise Price	29.47	32.29	31.31	30.01	31.50	32.48	26.69	28.85	34.08	36.19	34.45	32.80	$ 27.36	$ 31.19	30.81	32.35	26.56	28.87
Expired, Weighted Average Exercise Price	30.54		28.74		29.45		26.66
Outstanding, Weighted Average Exercise Price, End of Year	27.84	28.79	29.75	29.49	32.44	31.50	29.00	28.60	33.79	33.81	31.25	30.73	$ 26.50	$ 26.78	32.20	32.07	28.74	28.88
Exercisable, End of Year, Weighted Average Exercise Price	30.38	32.64	29.75	30.22	32.44	32.05	29.00	29.37	33.79	34.97	31.25	32.08	$ 27.75	$ 30.68	32.20	33.22	28.74	30.15